OPERATING CONTEXT - CDE Energy Development Account (Details) R$ in Thousands	1 Months Ended
Dec. 31, 2021 BRL (R$)
Operational Context [Line Items]
Number of hydroelectric power plants	22
Bonus payment for the grants of hydroelectric power plants	R$ 25,379,080
Term for contribution of annual resources	10 years
Revitalization of water resources in hydrographic basins in the area of influence of the hydroelectric power plant reservoirs	R$ 230,000
Structural cost reduction of power generation in the Legal Amazon and seaworthiness of the Madeira and Tocantins Rivers	295,000
Revitalization of the basins from the So Francisco and Parnaba Rivers	350,000
Total contribution of annual resources	875,000
CDE Energy Development Account
Operational Context [Line Items]
Estimated value of economic benefit from new concession contracts for electric energy generation	R$ 67,052,502
Number of hydroelectric power plants	22
Reimbursement of verified expenses with the acquisition of fuel incurred	R$ 2,906,499
Future annual payments	71,082,282
Current annual payments	R$ 32,073,002
Term for future paymnets to energy development account	25 years